  STATEMENT OF ADDITIONAL INFORMATION
   The date of this Statement of Additional Information is May 1, 2002.

         T. ROWE PRICE INTERNATIONAL SERIES, INC. (the "Corporation")
              T. Rowe Price International Stock Portfolio (the "fund")
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   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Shares of the fund are designed to be offered to insurance company separate accounts established for the purpose of funding variable annuity contracts. They may also be offered to insurance company separate accounts established for the purpose of funding variable life contracts. Variable annuity and variable life contract holders or participants are not the shareholders of the fund. Rather, the separate account of the insurance company is the shareholder. The variable annuity and variable life contracts are described in separate prospectuses issued by the insurance companies. The fund assumes no responsibility for any insurance company prospectuses or variable annuity or variable life contracts.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   The fund's financial statements for the fiscal year ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report and incorporated by reference into this Statement of Additional Information.


                                                                  K15-145 5/1/02
                                                                  K15-145 5/1/02

                              TABLE OF CONTENTS
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                             Page                                        Page
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Capital Stock                  47       Investment Restrictions            20

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Code of Ethics                 40       Legal Counsel                      48

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Custodian                      39       Management of the Fund             23

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Distributor for the Fund                Net Asset Value
                               39       p                                  43
                                        er Share
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Dividends and Distributions    44       Portfolio Management Practices      8

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Federal Registration of        48       Portfolio Transactions             40
Shares
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Independent Accountants        48       Pricing of Securities              43

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Investment Management          37       Principal Holders of Securities    37
Services
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Investment Objectives and       2       Risk Factors                        2
Policies
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Investment Performance         45       Tax Status                         44

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Investment Program              6

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 INVESTMENT OBJECTIVES AND POLICIES
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   The following information supplements the discussion of the fund's investment objectives and policies discussed in the fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the fund are not fundamental policies. The fund's operating policies are subject to change by its Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. The fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")



 RISK FACTORS
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   Reference is also made to the sections entitled "Investment Program" and "Portfolio Management Practices" for discussions of the risks associated with the investments and practices described therein as they apply to the fund.

   The fund's investment manager, T. Rowe Price International, one of America's largest managers of no-load international mutual fund assets, regularly analyzes a broad range of international equity and fixed-income markets in order to assess the degree or risk and level of return that can be expected from each market. . Of course, there can be no assurance that T. Rowe Price International's forecasts of expected return will be reflected in the actual returns achieved by the fund.

   Risk Factors of Foreign Investing There are special risks in foreign investing. Certain of these risks are inherent in any international mutual fund while others relate more to the countries in which the fund will invest. Many of the risks are more pronounced for investments in developing or emerging market countries, such as many of the countries of Asia, Latin America, Eastern Europe, Russia, Africa, and the Middle East. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a per capita gross national product of less than $8,000.

  . Political and Economic Factors Individual foreign economies of some countries differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. The internal politics of some foreign countries are not as stable as in the United States. For example, in 1991, the existing government in Thailand was overthrown in a military coup. In 1994-1995, the Mexican peso plunged in value, setting off a severe crisis in the Mexican economy. Asia is still coming to terms with its own crisis and recessionary conditions sparked by widespread currency weakness in late 1997. In 1998, there was substantial turmoil in markets throughout the world. In 1999, the democratically elected government of Pakistan was overthrown by a military coup. The Russian government also defaulted on all its domestic debt. In addition, significant external political risks currently affect some foreign countries. Both Taiwan and China still claim sovereignty of one another and there is a demilitarized border and hostile relations between North and South Korea. In 2001, Argentina defaulted on its foreign-owned debt and had the peso devalued, resulting in the resignation of its president and deadly riots in December in response to government-mandated austerity measures.

   Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could have a significant effect on market prices of securities and payment of dividends. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and economic conditions of their trading partners. The enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

  . Currency Fluctuations The fund invests in securities denominated in various currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the fund's assets denominated in that currency. Such changes will also affect the fund's income. Generally, when a given currency appreciates against the dollar (the dollar weakens), the value of the fund's securities denominated in that currency will rise. When a given currency depreciates against the dollar (the dollar strengthens), the value of the fund's securities denominated in that currency would be expected to decline.

  . Investment and Repatriation Restrictions Foreign investment in the securities markets of certain foreign countries is restricted or controlled to varying degrees. These restrictions limit and at times preclude investment in certain of such countries and increase the cost and expenses of the fund. Investments by foreign investors are subject to a variety of restrictions in many developing countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, and limits on the types of companies in which foreigners may invest. Additional or different restrictions may be imposed at any time by these or other countries in which the fund invests. In addition, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including in some cases the need for certain government consents. For example, capital invested in Chile normally cannot be repatriated for one year. In 1998, the government of Malaysia imposed currency controls which effectively made it impossible for foreign investors to convert Malaysian ringgits to foreign currencies.

  . Market Characteristics It is contemplated that most foreign securities will be purchased in over-the-counter markets or on securities exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Investments in certain markets may be made through American Depository Receipts ("ADRs") and Global Depository Receipts ("GDRs") traded in the United States or on foreign exchanges. Foreign securities markets are generally not as developed or efficient as, and more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets and the fund's portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. Commissions on foreign securities trades are generally higher than commissions on United States exchanges, and while there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign securities exchanges, brokers, and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the fund.

  . Investment Funds The fund may invest in investment funds which have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed and traded on the stock exchanges in these respective countries. The fund's investment in these funds is subject to the provisions of the 1940 Act. If the fund invests in such investment funds, the fund's shareholders will bear not only their proportionate share of the expenses of the fund (including operating expenses and the fees of the investment manager), but also will indirectly bear similar expenses of the underlying investment funds. In addition, the securities of these investment funds may trade at a premium over their net asset value.

  . Information and Supervision There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to United States companies. It also is often more difficult to keep currently informed of corporate actions which affect the prices of portfolio securities.

  . Taxes The dividends and interest payable on certain of the fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the fund's shareholders.

  . Costs Investors should understand that the expense ratios of the fund can be expected to be higher than investment companies investing in domestic securities since the cost of maintaining the custody of foreign securities and the rate of advisory fees paid by the fund is higher.

  . Other With respect to certain foreign countries, especially developing and emerging ones, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the fund, political or social instability, or diplomatic developments which could affect investments by U.S. persons in those countries.

  . Small Companies Small companies may have less experienced management and fewer management resources than larger firms. A smaller company may have greater difficulty obtaining access to capital markets, and may pay more for the capital it obtains. In addition, smaller companies are more likely to be involved in fewer market segments, making them more vulnerable to any downturn in a given segment. Some of these factors may also apply, to a lesser extent, to medium-sized companies.

  . Eastern Europe and Russia Changes occurring in Eastern Europe and Russia today could have long-term potential consequences. As restrictions fall, this could result in rising standards of living, lower manufacturing costs, growing consumer spending, and substantial economic growth. However, investment in most countries of Eastern Europe and Russia is highly speculative at this time. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In many of the countries of Eastern Europe and Russia, there is no stock exchange or formal market for securities. Such countries may also have government exchange controls, currencies with no recognizable market value relative to the established currencies of western market economies, little or no experience in trading in securities, no financial reporting standards, a lack of a banking and securities infrastructure to handle such trading, and a legal tradition which does not recognize rights in private property. In addition, these countries may have national policies which restrict investments in companies deemed sensitive to the country's national interest. Further, the governments in such countries may require governmental or quasi-governmental authorities to act as custodian of the fund's assets invested in such countries, and these authorities may not qualify as a foreign custodian under the 1940 Act and exemptive relief from such Act may be required. All of these considerations are among the factors which cause significant risks and uncertainties to investment in Eastern Europe and Russia.

  . Latin America

   Inflation Most Latin American countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels.

   Political Instability The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they were to reoccur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets.

   Foreign Currency Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the value of the Mexican peso lost more than one-third of its value relative to the dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Sovereign Debt A number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and reschedulings of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

  . Japan

   Japan has experienced earthquakes and tidal waves of varying degrees of severity, and the risks of such phenomena, and damage resulting therefrom, continue to exist. Japan also has one of the world's highest population densities. A significant percentage of the total population of Japan is concentrated in the metropolitan areas of Tokyo, Osaka, and Nagoya.

   Economy The Japanese economy languished for much of the last decade. Lack of effective governmental action in the areas of tax reform to reduce high tax rates, banking regulation to address enormous amounts of bad debt, and economic reforms to attempt to stimulate spending are among the factors cited as possible causes of Japan's economic problems. The yen has had a history of unpredictable and volatile movements against the dollar; a weakening yen hurts U.S. investors holding yen-denominated securities. Finally, the Japanese stock market has experienced wild swings in value and has often been considered significantly overvalued.

   Energy Japan has historically depended on oil for most of its energy requirements. Almost all of its oil is imported, the majority from the Middle East. In the past, oil prices have had a major impact on the domestic economy, but more recently Japan has worked to reduce its dependence on oil by encouraging energy conservation and use of alternative fuels. In addition, a restructuring of industry, with emphasis shifting from basic industries to processing and assembly type industries, has contributed to the reduction of oil consumption. However, there is no guarantee this favorable trend will continue.

   Foreign Trade Overseas trade is important to Japan's economy. Japan has few natural resources and must export to pay for its imports of these basic requirements. Because of the concentration of Japanese exports in highly visible products such as automobiles, machine tools, and semiconductors and the large trade surpluses ensuing therefrom, Japan has had difficult relations with its trading partners, particularly the U.S. It is possible that trade sanctions or other protectionist measures could impact Japan adversely in both the short term and long term.

  . Asia (ex-Japan)

   Political Instability The political history of some Asian countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such developments, if they continue to occur, could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers and result in significant disruption in securities markets.

   Foreign Currency Certain Asian countries may have managed currencies which are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in 1997 the Thai baht lost 46.75% of its value against the U.S. dollar. Certain Asian countries also may restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for certain currencies and it would, as a result, be difficult for the fund to engage in foreign currency transactions designed to protect the value of the fund's interests in securities denominated in such currencies.

   Debt A number of Asian companies are highly dependent on foreign loans for their operation. In 1997, several Asian countries were forced to negotiate loans from the International Monetary Fund ("IMF") and others that impose strict repayment term schedules and require significant economic and financial restructuring.



 INVESTMENT PROGRAM
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                               Types of Securities

   Set forth below is additional information about certain of the investments described in the fund's prospectus.


                               Hybrid Instruments

   Hybrid instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter "hybrid instruments"). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively "underlying assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

   Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and the fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

   The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the hybrid instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

   Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

   Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

   Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor which the fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.


                        Illiquid or Restricted Securities

   Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, the fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the fund's Board of Directors. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities, the fund will take appropriate steps to protect liquidity.

   Notwithstanding the above, the fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. T. Rowe Price International, under the supervision of the fund's Board of Directors, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, T. Rowe Price International will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, T. Rowe Price International could consider the following: (1) frequency of trades and quotes; (2) number of dealers and potential purchasers; (3) dealer undertakings to make a market; and (4) the nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


                                    Warrants

   The fund may acquire warrants. Warrants can be highly volatile and have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

   There are, of course, other types of securities that are or may become available that are similar to the foregoing, and the fund may invest in these securities.



 PORTFOLIO MANAGEMENT PRACTICES
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                         Lending of Portfolio Securities

   Securities loans are made to broker-dealers, institutional investors, or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent, marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit, or such other collateral as may be permitted under its investment program. The collateral, in turn, is invested in short-term securities. While the securities are being lent, the fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as a portion of the interest on the investment of the collateral. Normally, the fund employs an agent to implement its securities lending program and the agent receives a fee from the fund for its services. The fund has a right to call each loan and obtain the securities, within such period of time which coincides with the normal settlement period for purchases and sales of such securities in the respective markets. The fund will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible default by the borrower, delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by T. Rowe Price International to be of good standing and will not be made unless, in the judgment of T. Rowe

   Price International, the consideration to be earned from such loans would justify the risk. Additionally, the fund bears the risk that the reinvestment of collateral will result in a principal loss. Finally, there is also the risk that the price of the securities will increase while they are on loan and the collateral will not adequately cover their value.


                         Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.


                              Repurchase Agreements

   The fund may enter into a repurchase agreement through which an investor (such as the fund) purchases a security (known as the "underlying security") from a well-established securities dealer or a bank that is a member of the Federal Reserve System. Any such dealer or bank will be on T. Rowe Price's approved list. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements which do not provide for payment within seven days will be treated as illiquid securities. The fund will only enter into repurchase agreements where (1) the underlying securities are of the type (excluding maturity limitations) which the fund's investment guidelines would allow it to purchase directly, (2) the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement, and (3) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.


                              Money Market Reserves

   It is expected that the fund will invest its cash reserves primarily in one or more money market funds established for the exclusive use of the T. Rowe

   Price family of mutual funds and other clients of T. Rowe Price . and T. Rowe Price International. Currently, two such money market funds are in operation:
   T. Rowe Price Reserve Investment Fund ("RIF") and T. Rowe Price Government Reserve Investment Fund ("GRF"), each a series of the T. Rowe Price Reserve

   Investment Funds, Inc. . Additional series may be created in the future. These funds were created and operate under an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-22770, July 29, 1997).

   Both funds must comply with the requirements of Rule 2a-7 under the 1940 Act governing money market funds. The RIF invests at least 95% of its total assets in prime money market instruments receiving the highest credit rating. The GRF invests primarily in a portfolio of U.S. government-backed securities, primarily U.S. Treasuries, and repurchase agreements thereon.

   The RIF and GRF provide a very efficient means of managing the cash reserves of the fund. While neither RIF nor GRF pays an advisory fee to the Investment Manager, they will incur other expenses. However, the RIF and GRF are expected by T. Rowe Price to operate at very low expense ratios. The fund will only invest in RIF or GRF to the extent it is consistent with its objective and program.

   Neither fund is insured or guaranteed by the FDIC or any other government agency. Although the funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in them.


                                     Options

   Options are a type of potentially high-risk derivative.


                          Writing Covered Call Options

   The fund may write (sell) American or European style "covered" call options and purchase options to close out options previously written by the fund. In writing covered call options, the fund expects to generate additional premium income which should serve to enhance the fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in T. Rowe Price International's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

   A call option gives the holder (buyer) the right to purchase, and the writer (seller) has the obligation to sell, a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security or currency or other assets in accordance with the rules of a clearing corporation.

   The fund generally will write only covered call options. This means that the fund will either own the security or currency subject to the option or an option to purchase the same underlying security or currency having an exercise price equal to or less than the exercise price of the "covered" option. From time to time, the fund will write a call option that is not covered as indicated above but where the fund will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as permitted by the SEC having a value equal to the fluctuating market value of the optioned securities or currencies. While such an option would be "covered" with sufficient collateral to satisfy SEC prohibitions on issuing senior securities, this type of strategy would expose the fund to the risks of writing uncovered options.

   Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the fund generally will not do), but capable of enhancing the fund's total return. When writing a covered call option, a fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The fund does not consider a security or currency covered by a call to be "pledged" as that term is used in the fund's policy which limits the pledging or mortgaging of its assets. If the fund writes an uncovered option as described above, it will bear the risk of having to purchase the security subject to the option at a price higher than the exercise price of the option. As the price of a security could appreciate substantially, the fund's loss could be significant.

   The premium received is the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, T. Rowe Price International, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed, or, in the absence of such sale, the mean of closing bid and ask prices. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

   Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option, or purchased a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the fund will be able to effect such closing transactions at favorable prices. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When the fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price, as well as the risk of being required to hold on to securities or currencies that are depreciating in value. This could result in higher transaction costs. The fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

   Call options written by the fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

   The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

   The fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities or currencies covering written call or put options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased calls and puts on identical securities or currencies with identical maturity dates.


                           Writing Covered Put Options

   The fund may write American or European style covered put options and purchase options to close out options previously written by the fund. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment to the exercise price against delivery of the underlying security or currency. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

   The fund would write put options only on a covered basis. This means that the fund would maintain in a segregated account cash, U.S. government securities, other liquid high-grade debt obligations, or other suitable cover as determined by the SEC, in an amount not less than the exercise price. Alternatively, the fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.)

   The fund would generally write covered put options in circumstances where T. Rowe Price International wishes to purchase the underlying security or currency for the fund's portfolio at a price lower than the current market price of the security or currency. In such event the fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to the fund. In addition, the fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

   The fund will not write a covered put option if, as a result, the aggregate market value of all portfolio securities or currencies covering put or call options exceeds 25% of the market value of the fund's total assets. In calculating the 25% limit, the fund will offset the value of securities underlying purchased puts and calls on identical securities or currencies with identical maturity dates.The premium received by the fund for writing covered put options will be recorded as a liability of the fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices.


                             Purchasing Put Options

   The fund may purchase American or European style put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided next.

   The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where T. Rowe Price deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

   The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

   The fund will not commit more than 5% of its assets to premiums when purchasing put and call options. The premium paid by the fund when purchasing a put option will be recorded as an asset of the fund in the portfolio of investments. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of the closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                             Purchasing Call Options

   The fund may purchase American or European style call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire. The fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. The fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided next.

   Call options may be purchased by the fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the fund in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

   The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

   The fund will not commit more than 5% of its assets to premiums when purchasing call and put options. The premium paid by the fund when purchasing a call option will be recorded as an asset of the fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price on its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the mean of closing bid and ask prices. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.


                        Dealer (Over-the-Counter) Options

   The fund may engage in transactions involving dealer options. Certain risks are specific to dealer options. While the fund would look to a clearing corporation to exercise exchange-traded options, if the fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the fund as well as loss of the expected benefit of the transaction.

   Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, the fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the fund originally wrote the option. While the fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the fund, there can be no assurance that the fund will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until the fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the counter-party, the fund may be unable to liquidate a dealer option. With respect to options written by the fund, the inability to enter into a closing transaction may result in material losses to the fund. For example, since the fund must maintain a secured position with respect to any call option on a security it writes, the fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair a fund's ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

   The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The fund may treat the cover used for written Over-the-Counter ("OTC") options as liquid if the dealer agrees that the fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option.


                                Futures Contracts

   Futures contracts are a type of potentially high-risk derivative.

   Transactions in Futures

   The fund may enter into futures contracts including stock index, interest rate, and currency futures ("futures" or "futures contracts") for hedging, yield or return enhancement, and risk management purposes.

   Stock index futures contracts may be used to provide a hedge for a portion of the fund's portfolio, as a cash management tool, or as an efficient way for
   T. Rowe Price International to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The fund may purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge the fund's portfolio successfully, the fund must sell futures contacts with respect to indices or subindices whose movements will have a significant correlation with movements in the prices of the fund's portfolio securities.

   Interest rate or currency futures contracts may be used as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the fund. In this regard, the fund could sell interest rate or currency futures as an offset against the effect of expected increases in interest rates or currency exchange rates and purchase such futures as an offset against the effect of expected declines in interest rates or currency exchange rates.

   The fund will enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC. Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the fund's objectives in these areas.

   Regulatory Limitations
   If the fund purchases or sells futures contracts or related options which do not qualify as bona fide hedging under applicable CFTC rules, the aggregate initial margin deposits and premium required to establish those positions cannot exceed 5% of the liquidation value of the fund after taking into account unrealized profits and unrealized losses on any such contracts it has entered into, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. For purposes of this policy, options on futures contracts and foreign currency options traded on a commodities exchange will be considered "related options." This policy may be modified by the Board of Directors without a shareholder vote and does not limit the percentage of the fund's assets at risk to 5%.

   In instances involving the purchase of futures contracts or the writing of call or put options thereon by the fund, an amount of cash, liquid assets, or other suitable cover as permitted by the SEC, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be identified by the fund to cover the position, or alternative cover (such as owning an offsetting position) will be employed. Assets used as cover or held in an identified account cannot be sold while the position in the corresponding option or future is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a fund's assets to cover or identified accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

   If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the fund would comply with such new restrictions.

   Trading in Futures Contracts
   A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time, and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

   Unlike when the fund purchases or sells a security, no price would be paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the fund's open positions in futures contracts, the fund would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash or liquid assets known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

   Financial futures are valued daily at closing settlement prices. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require a payment by the fund ("variation margin") to restore the margin account to the amount of the initial margin.

   Subsequent payments ("mark-to-market payments") to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable. If the value of the open futures position increases in the case of a sale or decreases in the case of a purchase, the fund will pay the amount of the daily change in value to the broker. However, if the value of the open futures position decreases in the case of a sale or increases in the case of a purchase, the broker will pay the amount of the daily change in value to the fund.

   Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

   Settlement of a stock index futures contract may or may not be in the underlying security. If not in the underlying security, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset (as adjusted by a multiplier) at the time the stock index futures contract expires.


               Special Risks of Transactions in Futures Contracts

  . Volatility and Leverage The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

   Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

   Margin deposits required on futures trading are low. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

  . Liquidity The fund may elect to close some or all of its futures positions at any time prior to their expiration. The fund would do so to reduce exposure represented by long futures positions or short futures positions. The fund may close its positions by taking opposite positions which would operate to terminate the fund's position in the futures contracts. Final determinations of mark-to-market payments would then be made, additional cash would be required to be paid by or released to the fund, and the fund would realize a loss or a gain.

   Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, the fund would continue to be required to make daily mark-to-market and variation margin payments. However, in the event futures contracts have been used to hedge the underlying instruments, the fund would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described next, there is no guarantee that the price of the underlying instruments will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

  . Hedging Risk A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market or economic events. There are several risks in connection with the use by the fund of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. T. Rowe Price

   International will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the fund's underlying instruments sought to be hedged.

   Successful use of futures contracts by the fund for hedging purposes is also subject to T. Rowe Price
   International's ability to correctly predict movements in the direction of the market. It is possible that, when the fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the fund's portfolio might decline. If this were to occur, the fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, T. Rowe Price International believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices used to hedge the portfolio. It is also possible that, if the fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the fund would lose part or all of the benefit of increased value of those underlying instruments that it had hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it might have to sell underlying instruments to meet daily mark-to-market and variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The fund might have to sell underlying instruments at a time when it would be disadvantageous to do so.

   In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions, which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets and, as a result, the futures market might attract more speculators than the securities markets. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by T. Rowe Price

   International might not result in a successful hedging transaction over a very short time period.


                          Options on Futures Contracts

   The fund may purchase and sell options on the same types of futures in which it may invest.

   Options (another type of potentially high-risk derivative) on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid. Options on futures contracts are valued daily at the last sale price in its primary exchange at the time at which the net asset value per share of the fund is computed (close of New York Stock Exchange), or in the absence of such sale, the mean of closing bid and ask prices.

   As an alternative to writing or purchasing call and put options on stock index futures, the fund may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts. From time to time, a single order to purchase or sell futures contracts (or options thereon) may be made on behalf of the fund and other T. Rowe Price funds. Such aggregated orders would be allocated among the funds and the other T. Rowe Price funds in a fair and nondiscriminatory manner.

          Special Risks of Transactions in Options on Futures Contracts

   The risks described under "Special Risks of Transactions in Futures Contracts" are substantially the same as the risks of using options on futures. If the fund were to write an option on a futures contract, it would be required to deposit and maintain initial and variation margin in the same manner as a regular futures contract. In addition, where the fund seeks to close out an option position by writing or buying an offsetting option covering the same index, underlying instrument, or contract and having the same exercise price and expiration date, its ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions, or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.


                    Additional Futures and Options Contracts

   Although the fund has no current intention of engaging in futures or options transactions other than those described above, it reserves the right to do so. Such futures and options trading might involve risks which differ from those involved in the futures and options described above.


                           Foreign Futures and Options

   Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery, and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when the fund trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from the fund for foreign futures or foreign options transactions may not be provided the same protections as funds received for transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time the fund's order is placed and the time it is liquidated, offset, or exercised.


                          Foreign Currency Transactions

   A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. The fund may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio . The fund's use of such contracts would include, but not be limited to, the following:

   First, when the fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

   Second, when T. Rowe Price International believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the fund. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for relative currency values will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, T. Rowe Price International believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the fund will be served.

   The fund may enter into forward contacts for any other purpose consistent with the fund's investment objective and program. However, the fund will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the fund's holdings of liquid, high-grade debt securities, currency available for cover of the forward contract(s), or other suitable cover as permitted by the SEC. In determining the amount to be delivered under a contract, the fund may net offsetting positions.

   At the maturity of a forward contract, the fund may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract.

   If the fund retains the portfolio security and engages in an offsetting transaction, the fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

   The fund's dealing in forward foreign currency exchange contracts will generally be limited to the transactions described above. However, the fund reserves the right to enter into forward foreign currency contracts for different purposes and under different circumstances. Of course, the fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by T. Rowe Price International. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

   Although the fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and there are costs associated with currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.


    Federal Tax Treatment of Options, Futures Contracts, and Forward Foreign
                               Exchange Contracts

   The fund may enter into certain options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which will be treated as Section 1256 contracts or straddles.

   Transactions considered Section 1256 contracts will be considered to have been closed at the end of the fund's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will be characterized as 60% long-term capital gain (taxable at a maximum rate of 20%) or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument (ordinary income or loss for foreign exchange contracts). The fund will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

   Options, futures, forward foreign exchange contracts, and swaps, including options and futures on currencies, which offset a foreign dollar-denominated bond or currency position, may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

   Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital losses, if the security covering the option was held for more than 12 months prior to the writing of the option.

   In order for the fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Tax regulations could be issued limiting the extent that net gain realized from options, futures, or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement.

   Entering into certain options, futures contracts, swaps, or foreign forward contracts may result in the "constructive sale" of offsetting stocks or debt securities of the fund.

   The Internal Revenue Service has issued a notice proposing alternative methods for the inclusion or deduction of certain payments made under swap contracts. Although not anticipated, it is possible that final rules could result in changes to the amounts recorded by the fund, potentially impacting the tax results of the fund.



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                              Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities, except that it may enter into futures contracts and options thereon;

   (3) Industry Concentration Purchase the securities of any issuer if, as a result, more than 25% of the value of the fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

   (4) Loans Make loans, although the fund may (i) lend portfolio securities and participate in an interfund lending program with other Price Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33/1//\\/3/\\% of the value of the fund's total assets; (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly distributed or privately placed debt securities and purchase debt;

   (5) Percent Limit on Assets Invested in Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the fund's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities;

   (6) Percent Limit on Share Ownership of Any One Issuer Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 10% of the outstanding voting securities of any issuer would be held by the fund (other than obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities);

   (7) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

   (8) Senior Securities Issue senior securities except in compliance with the 1940 Act; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.

                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (2), the fund does not consider currency contracts or hybrid investments to be commodities.


       For purposes of investment restriction (3):


          . U.S., state, or local governments, or related agencies or instrumentalities, are not considered an industry.

          . Industries are determined by reference to the classifications of industries set forth in the fund's semiannual and annual reports.

          . It is the position of the staff of the SEC that foreign governments are industries for purposes of this restriction.

       For purposes of investment restriction (4), the fund will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.


                               Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

       The fund will limit borrowing for any variable annuity separate account to (a) 10% of net asset value when borrowing for any general purpose, and
       (b) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions.

       Net asset value of a portfolio is the market value of all investments or assets owned less outstanding liabilities of the portfolio at the time that any new or additional borrowing is undertaken.

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Futures Contracts Purchase a futures contract or an option thereon, if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the fund's net asset value;

   (4) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (5) Investment Companies Purchase securities of open-end or closed-end investment companies except (i) in compliance with the 1940 Act; or (ii) securities of the T. Rowe Price Reserve Investment or Government Reserve Investment Funds;

   (6) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (7) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (8) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (9) Options, etc. Invest in puts, calls, straddles, spreads, or any combination thereof, except to the extent permitted by the prospectus and Statement of Additional Information;

   (10) Short Sales Effect short sales of securities; or

   (11) Warrants Invest in warrants if, as a result thereof, more than 10% of the value of the net assets of the fund would be invested in warrants.

   In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes, these funds may be known as Passive Foreign Investment Companies. Each fund is subject to certain percentage limitations under the 1940 Act and certain states relating to the purchase of securities of investment companies, and may be subject to the limitation that no more than 10% of the value of the fund's total assets may be invested in such securities.

   Notwithstanding anything in the above fundamental and operating restrictions to the contrary, the fund may invest all of its assets in a single investment company or a series thereof in connection with a "master-feeder" arrangement. Such an investment would be made where the fund (a "Feeder"), and one or more other funds with the same investment objective and program as the fund, sought to accomplish its investment objective and program by investing all of its assets in the shares of another investment company (the "Master"). The Master would, in turn, have the same investment objective and program as the fund. The fund would invest in this manner in an effort to achieve the economies of scale associated with having a Master fund make investments in portfolio companies on behalf of a number of Feeder funds.



 MANAGEMENT OF THE FUND
 -------------------------------------------------------------------------------
   The officers and directors of the fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the
   T. Rowe Price funds' operations or the operations of parties dealing with the
   T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                             Independent Directors*

                                                                                   Number of
                                          Term of                                  Portfolios
                                         Office(a)                                  in Fund
                        Position(s)    and Length of    Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held With      Time Served      During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                    Director
-------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since    President, Coppin              97       Provident Bank of
 Ph.D.                                2001              State College                           Maryland
 100 East Pratt Street
 Baltimore, MD 21202
 3/16/32
-------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since    Director, Chairman             97       The Rouse Company
 100 East Pratt Street                1994              of the Board,
 Baltimore, MD 21202                                    President, and Chief
 1/28/45                                                Executive Officer,
                                                        The Rouse
                                                        Company, real estate
                                                        developers
-------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since    Principal,                     97       None
 100 East Pratt Street                1994              EuroCapital
 Baltimore, MD 21202                                    Advisors, LLC, an
 1/27/43                                                acquisition and
                                                        management
                                                        advisory firm
-------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since    Director, Dayton               97       Dayton Mining
 100 East Pratt Street                2001              Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                                    (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                                 Golden Star                             and Canyon
                                                        Resources Ltd., and                     Resources, Corp.
                                                        Canyon Resources,
                                                        Corp. (5/00 to
                                                        present); Chairman
                                                        and President, Nye
                                                        Corporation
-------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since    President, F. Pierce           97       None
 100 East Pratt Street                2001              Linaweaver &
 Baltimore, MD 21202                                    Associates, Inc.,
 8/22/34                                                consulting
                                                        environmental &
                                                        civil engineers
-------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since    Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                2001              Consultant                              Corporation,
 Baltimore, MD 21202                                                                            Ameren Corp.,
 11/16/41                                                                                       Finlay Enterprises,
                                                                                                Inc., The Rouse
                                                                                                Company, and US
                                                                                                Airways Group, Inc.
-------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since    Owner/President,               97       AMLI Residential
 100 East Pratt Street                2001              Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                                    Partners, Inc., a real                  Host Marriott
 10/21/46                                               estate investment                       Corporation, and
                                                        company; Senior                         The Rouse Company,
                                                        Advisor and Partner,                    real estate developers
                                                        Blackstone Real
                                                        Estate Advisors, L.P.
-------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since    Owner/President,               97       None
 100 East Pratt Street                2001              Stonington Capital
 Baltimore, MD 21202                                    Corporation, a
 8/2/33                                                 private investment
                                                        company
-------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since    Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                1996              Sutter Hill Ventures,
 Baltimore, MD 21202                                    a venture capital
 6/23/33                                                limited partnership,
                                                        providing equity
                                                        capital to young
                                                        high technology
                                                        companies
                                                        throughout the
                                                        United States
-------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

                                Inside Directors

                                   Term of                                Number of    O
                     Position(s)   Office(                                Portfolios   ther
                     Held          a                                      in Fund      Director
                     W             )            Principal Occupation(s)   Complex      ships of
Name, Address, and   ith           and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------



 James S. Riepe         Director   Director since    Vice Chairman of the Board,         97     None
 100 East Pratt Street             2001              Director and Managing
 Baltimore, MD 21202                                 Director, T. Rowe Price and
 6/25/43                                             T. Rowe Price Group, Inc.;
                                                     Chairman of the Board and
                                                     Director, T. Rowe Price
                                                     Investment Services, Inc.,
                                                     T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President, and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc., T. Rowe
                                                     Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited
                                                     Director and Vice President
---------------------------------------------------------------------------------------------------------


 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             1994              Chief Investment Officer,
 Baltimore, MD 21202                                 Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                                     Inc.; Chief Investment Officer,
                                                     Director, and Managing
                                                     Director, T. Rowe Price;
                                                     Chairman, T. Rowe Price
                                                     Global Asset Management
                                                     Limited; Vice President and
                                                     Director, T. Rowe Price Trust
                                                     Company; Director, T. Rowe
                                                     Price Global Investment
                                                     Services Limited and T. Rowe

                                                     Price International, Inc.
                                                     Director and Vice President
----------------------------------------------------------------------------------------------------------

                                   Term of                                Number of    O
                     Position(s)   Office(                                Portfolios   ther
                     Held          a                                      in Fund      Director
                     W             )            Principal Occupation(s)   Complex      ships of
Name, Address, and   ith           and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------



 Martin G. Wade         Director   Director since    Director and Managing               15     None
 100 East Pratt Street             1994              Director, T. Rowe Price Group,
 Baltimore, MD 21202                                 Inc.; Chairman of the Board
 2/16/43                                             and Director, T. Rowe Price
                                                     International, Inc.; Chairman,
                                                     T. Rowe Price Global
                                                     Investment Services Limited;
                                                     Director, T. Rowe Price Global

                                                     Asset Management Limited
                                                     Chairman of the Board
---------------------------------------------------------------------------------------------------------


 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.


                                  Officers/(a)/

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------


Mark C.J. Bickford-Smith, 4/30/62          Vice President
Vice President, T. Rowe Price Group, Inc.
and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------


Joseph A. Carrier, 12/30/60                            Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



Ann B. Cranmer, 3/23/47                    Assistant Vice President
Vice President, T. Rowe Price Group, Inc.
and T. Rowe Price International, Inc.;
Vice President and Secretary, T. Rowe
Price Global Asset Management Limited and
T. Rowe Price Global Investment Services
Limited
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------


John R. Ford, 11/25/57                                 President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Director, Chief Investment Officer,
and Vice President, T. Rowe Price International,
Inc.
-------------------------------------------------------------------------------


Henry H. Hopkins, 12/23/42                             Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price International, Inc. and T.
Rowe Price Retirement Plan Services, Inc.; Vice
President and Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company
-------------------------------------------------------------------------------


Patricia B. Lippert, 1/12/53                         Secretary
Assistant Vice President, T. Rowe Price and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



David S. Middleton, 1/18/56                            Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------



George A. Murnaghan, 5/1/56                           Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price
International, Inc. and T. Rowe Price Trust
Company
-------------------------------------------------------------------------------


James B.M. Seddon, 6/17/64                 Vice President
Vice President, T. Rowe Price Group, Inc.
and T. Rowe Price International, Inc.
-------------------------------------------------------------------------------



David J.L. Warren, 4/14/57                 Vice President
Managing Director, T. Rowe Price and T.
Rowe Price Group, Inc.; Director, Chief
Executive Officer and President, T. Rowe
Price International, Inc.; Director, T.
Rowe Price Global Asset Management
Limited
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------


William F. Wendler II, 3/14/62             Vice President
Vice President, T. Rowe Price, T. Rowe
Price Group, Inc. and T. Rowe Price
International, Inc.
-------------------------------------------------------------------------------



Edward A. Wiese, 4/12/59                   Vice President
Vice President, T. Rowe Price, T. Rowe
Price Group, Inc., and T. Rowe Price
Trust Company; Vice President, Director,
and Chief Investment Officer, T. Rowe
Price Savings Bank; Chartered Financial
Analyst
-------------------------------------------------------------------------------



(a)
  Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.


Name of Person                                Aggregate Compensation From                   Total Compensation From Fund and
--------------------------------------------  Fund(a)                                       Fund Complex Paid to Directors(b)
------------------------------------------------------------------------------------------  ---------------------------------
                                              ---------------------------------------------------------------------------------
Anthony W. Deering                                                             $2,171                             $110,000
Calvin W. Burnett, Ph.D.(c)                                                       145                              110,000
David K. Fagin(c)                                                                 157                              112,000
Donald W. Dick                                                                  1,769                              110,000
F. Pierce Linaweaver(c)                                                           163                              113,000
Hanne M. Merriman(c)                                                              145                              110,000
John G. Schreiber(c)                                                              163                              113,000
Hubert D. Vos(c)                                                                  151                              111,000
Paul M. Wythes                                                                  1,801                              113,000
-------------------------------------------------------------------------------------------------------------------------------



 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                 Riepe           Testa              Wade
-------------------------------------------------------------------------------
    Aggregate Holdings,
    -------------------
         All Funds           over $100,000   over $100,000    over $100,000
         ---------
-------------------------------------------------------------------------------
 Balanced Fund               over $100,000       None               None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund           None            None               None
-------------------------------------------------------------------------------
 Blue Chip Growth                None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio      None            None               None
-------------------------------------------------------------------------------
 California Tax-Free Bond        None            None               None
 Fund
-------------------------------------------------------------------------------
 California Tax-Free Money       None            None               None
 Fund
-------------------------------------------------------------------------------
 Capital Appreciation Fund   over $100,000       None               None
-------------------------------------------------------------------------------
 Capital Opportunity Fund        None            None               None
-------------------------------------------------------------------------------
 Corporate Income Fund           None            None               None
-------------------------------------------------------------------------------
 Developing Technologies         None            None               None
 Fund
-------------------------------------------------------------------------------
 Diversified Small-Cap           None            None               None
 Growth Fund
-------------------------------------------------------------------------------
 Dividend Growth Fund            None            None               None
-------------------------------------------------------------------------------
 Emerging Europe &               None            None               None
 Mediterranean Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund      None            None               None
-------------------------------------------------------------------------------
 Emerging Markets Stock          None        over $100,000          None
 Fund
-------------------------------------------------------------------------------
 Equity Income Fund          over $100,000       None               None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor      None            None               None
 Class
-------------------------------------------------------------------------------
 Equity Income Portfolio         None            None               None
-------------------------------------------------------------------------------
 Equity Index 500 Fund           None            None               None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio      None            None               None
-------------------------------------------------------------------------------
 European Stock Fund             None            None               None
-------------------------------------------------------------------------------
 Extended Equity Market          None            None               None
 Index Fund
-------------------------------------------------------------------------------
 Financial Services Fund         None            None               None
-------------------------------------------------------------------------------
 Florida Intermediate            None            None               None
 Tax-Free Fund
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund      None            None               None
-------------------------------------------------------------------------------
 Global Stock Fund               None            None               None
-------------------------------------------------------------------------------
 Global Technology Fund          None            None               None
-------------------------------------------------------------------------------
 GNMA Fund                       None            None               None
-------------------------------------------------------------------------------
 Government Reserve              None            None               None
 Investment Fund
-------------------------------------------------------------------------------
 Growth & Income Fund        over $100,000       None               None
-------------------------------------------------------------------------------
 Growth Stock Fund               None            None               None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor       None            None               None
 Class
-------------------------------------------------------------------------------
 Health Sciences Fund            None        over $100,000          None
-------------------------------------------------------------------------------
 Health Sciences Portfolio       None            None               None
-------------------------------------------------------------------------------
 High Yield Fund             over $100,000       None               None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor         None            None               None
 Class
-------------------------------------------------------------------------------
 Institutional Foreign           None            None               None
 Equity Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap         None            None               None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap         None            None               None
 Value Fund
-------------------------------------------------------------------------------
 Institutional Mid-Cap           None            None               None
 Equity Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap         None            None               None
 Stock Fund
-------------------------------------------------------------------------------
 International Bond Fund         None            None               None
-------------------------------------------------------------------------------
 International Bond              None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Discovery      $1-$10,000     over $100,000    $50,001-$100,000
 Fund
-------------------------------------------------------------------------------
 International Equity Index      None            None               None
 Fund
-------------------------------------------------------------------------------
 International Growth &          None            None               None
 Income Fund
-------------------------------------------------------------------------------
 International Stock Fund    over $100,000   over $100,000     over $100,000
-------------------------------------------------------------------------------
 International Stock             None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Stock             None            None               None
 Portfolio
-------------------------------------------------------------------------------
 Japan Fund                  over $100,000       None               None
-------------------------------------------------------------------------------
 Latin America Fund              None            None         $10,001-$50,000
-------------------------------------------------------------------------------
 Limited-Term Bond               None            None               None
 Portfolio
-------------------------------------------------------------------------------
 Maryland Short-Term             None            None               None
 Tax-Free Bond Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond          None            None               None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Money         None            None               None
 Fund
-------------------------------------------------------------------------------
 Media & Telecommunications      None            None               None
 Fund
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund             None        over $100,000          None
-------------------------------------------------------------------------------
 Mid-Cap Growth                  None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio        None            None               None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund              None            None               None
-------------------------------------------------------------------------------
 New America Growth Fund         None            None               None
-------------------------------------------------------------------------------
 New America Growth              None            None               None
 Portfolio
-------------------------------------------------------------------------------
 New Asia Fund                $1-$10,000         None               None
-------------------------------------------------------------------------------
 New Era Fund                    None            None          over $100,000
-------------------------------------------------------------------------------
 New Horizons Fund               None        over $100,000          None
-------------------------------------------------------------------------------
 New Income Fund                 None            None               None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond        None            None               None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Bond          None            None               None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Money         None            None               None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced      None            None               None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced      None            None               None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth        None            None               None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Income        None            None               None
 Fund
-------------------------------------------------------------------------------
 Prime Reserve Fund          over $100,000  $10,001-$50,000         None
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS         None            None               None
 Class
-------------------------------------------------------------------------------
 Prime Reserve Portfolio         None            None               None
-------------------------------------------------------------------------------
 Real Estate Fund                None            None               None
-------------------------------------------------------------------------------
 Reserve Investment Fund         None            None               None
-------------------------------------------------------------------------------
 Science & Technology Fund   over $100,000       None               None
-------------------------------------------------------------------------------
 Science & Technology            None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund        over $100,000       None               None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund            None            None               None
-------------------------------------------------------------------------------
 Small-Cap Stock                 None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Small-Cap Value Fund        over $100,000   over $100,000          None
-------------------------------------------------------------------------------
 Small-Cap Value                 None            None               None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Spectrum Growth Fund            None            None               None
-------------------------------------------------------------------------------
 Spectrum Income Fund            None            None               None
-------------------------------------------------------------------------------
 Spectrum International          None            None               None
 Fund
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund   over $100,000   over $100,000          None
-------------------------------------------------------------------------------
 Summit GNMA Fund                None            None               None
-------------------------------------------------------------------------------
 Summit Municipal Income         None            None               None
 Fund
-------------------------------------------------------------------------------
 Summit Municipal                None        over $100,000          None
 Intermediate Fund
-------------------------------------------------------------------------------
 Summit Municipal Money      over $100,000       None               None
 Market Fund
-------------------------------------------------------------------------------
 Tax-Efficient Balanced          None            None               None
 Fund
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund       None            None               None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap         None            None               None
 Growth Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund           None            None               None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS      None            None               None
 Class
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund        None            None               None
-------------------------------------------------------------------------------
 Tax-Free Income Fund            None       $10,001-$50,000         None
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond      None            None               None
 Fund
-------------------------------------------------------------------------------
 Tax-Free                    over $100,000       None               None
 Short-Intermediate Fund
-------------------------------------------------------------------------------
 Total Equity Market Index   over $100,000       None               None
 Fund
-------------------------------------------------------------------------------
 U.S. Bond Index Fund            None            None               None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate      None            None               None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term         None            None               None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund        None            None               None
-------------------------------------------------------------------------------
 Value Fund                  over $100,000   over $100,000          None
-------------------------------------------------------------------------------
 Value Fund-Advisor Class        None            None               None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond          None            None               None
 Fund
-------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of March 28, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 28, 2002, the following shareholders of record owned more than 5% of the outstanding shares of the fund:

   CUNA Mutual Life Insurance Company (10.4%), Century Variable Annuity Account, c/o Fund Accounting, 2000 Heritage Way, Waverly, Iowa 50677-9208; CUNA Mutual Life Insurance Company (7.79%), Century Group Annuity, c/o Fund Accounting, 2000 Heritage Way, Waverly, Iowa 50677-9208; SMA Life, 440 Lincoln Street S310, Worcester, Massachusetts 01653-0002*; United of Omaha-Series V (5.46%),
   Attn.: Product Accounting & Reporting, 11th Floor, Mutual of Omaha Plaza, Omaha, Nebraska 68175-0001; PRUCO Life, Flexible Premium, Variable Annuity Account, Attn.: Kathy McClunn/SEP ACCTS/34OW, 213 Washington Street; 7th Floor, Newark, New Jersey 07102-2917.

   * SMA Life, a subsidiary of Allmerica Financial Corporation, a Delaware corporation, owns 41.52% of the outstanding shares of the fund. Under current law, the insurance company must vote these shares in accordance with instructions received by contract holders.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   Services
   Under the Management Agreement, T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price International is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price International is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. In addition to these services, T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price International's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   The Management Agreement also provides that T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Under the Management Agreement, T. Rowe Price International is permitted to utilize the services or facilities of others to provide it or the fund with statistical and other factual information, advice regarding economic factors and trends, advice as to occasional transactions in specific securities, and such other information, advice or assistance as T. Rowe Price International may deem necessary, appropriate, or convenient for the discharge of its obligations under the Management Agreement or otherwise helpful to the fund.

   Approval of Management Agreements
   The Management Agreements of the fund are reviewed each year by the fund's Board of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price International under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price

   International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fees paid to T. Rowe Price International for investment management services, as well as compensation paid to T. Rowe Price International or its affiliates for other non-advisory, services provided to the fund. In connection with its review of the fees paid to T. Rowe Price International and its affiliates, the Board reviewed information provided by Lipper Analytical comparing the fund's advisory fee rate and overall expense ratio with those of comparable funds. Where applicable, the Board considered that the fund's advisory fee structure reflects breakpoints, which permit fee reductions resulting from economies of scale. Additionally and where applicable, the Board considered the contractual fee waivers and expense reimbursements agreed to by T. Rowe Price International.

   The Board also considered the costs incurred and the benefits received by T. Rowe Price International and its affiliates, including the profitability of
   T. Rowe Price International from providing advisory services to the fund. In reviewing data concerning the profitability of T. Rowe Price International, the Board examined, among other components, the cost allocation methodology utilized in the presentation. In addition, the Board considered other potential benefits to T. Rowe Price International, such as the research services T. Rowe Price

   International receives from brokers in return for allocating fund brokerage in a "soft dollar" arrangement.

   Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by
   T. Rowe Price International to the fund and that the management fee rate was reasonable in relation to such services. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Under these agreements, T. Rowe Price International paid the following amounts for the years indicated:

     2001            2000             1999
     ----            ----             ----
  $5,813,000      $5,468,000       $1,733,000



   Management Fee
   The fund pays T. Rowe Price International an annual fee (the "Fee") of 1.05%. The Fee is paid monthly to T. Rowe Price International on the first business day of the next succeeding calendar month and is the sum of the daily Fee accruals for each month. The daily Fee accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the appropriate Fee rate and multiplying this product by the net assets of the fund for that day as determined in accordance with the fund's prospectus as of the close of business from the previous business day on which the fund was open for business.

   The Management Agreement between the fund and T. Rowe Price International provides that T. Rowe Price
   International will pay all expenses of the fund's operations, except interest, taxes, brokerage commissions, and other charges incident to the purchase, sale, or lending of the fund's portfolio securities; directors' fee and expenses (including counsel fees and expenses); and such nonrecurring or extraordinary expenses that may arise, including the costs of actions, suits, or proceedings to which the fund is a party and the expenses the fund may incur as a result of its obligation to provide indemnification to its officers, directors, and agents. However, the Board of Directors of the fund reserves the right to impose additional fees against shareholder accounts to defray expenses which would otherwise be paid by T. Rowe Price International under the Management Agreement. The Board does not anticipate levying such charges; such a fee, if charged, may be retained by the fund or paid to T. Rowe Price International. Under the Management Agreement, the fund paid T. Rowe Price International the following amounts for the years indicated:

     2001            2000             1999
     ----            ----             ----
$6,192,000        $7,523,000       $5,724,000




   From time to time, T. Rowe Price International may pay eligible insurance companies for services they provide to the fund for contract holders.

   In 2001, the fund's investment manager made payments of $1,156,075 to various insurance companies for services.

   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUND
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay or arrange for others to pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.


   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.




 CUSTODIAN
 -------------------------------------------------------------------------------
   State Street Bank and Trust Company is the custodian for the fund's U.S. securities and cash, but it does not participate in the fund's investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.

   The fund has entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price International), and its principal underwriter (T. Rowe Price Investment Services) have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed within three business days of their clearance. In addition, all employees must report their personal securities transactions within 10 days after the end of the calendar quarter. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PORTFOLIO TRANSACTIONS
 -------------------------------------------------------------------------------
   Investment or Brokerage Discretion
   Decisions with respect to the purchase and sale of portfolio securities on behalf of the fund are made by T. Rowe Price International. T. Rowe Price International is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business.


                      How Brokers and Dealers Are Selected

   Equity Securities
   In purchasing and selling equity securities, it is T. Rowe Price International's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers, and in the case of agency transactions, at competitive commission rates where such rates are negotiable. However, under certain conditions, the fund may pay higher brokerage commissions in return for brokerage and research services. As a general practice, over-the-counter orders are executed with market-makers. In selecting among market-makers, T. Rowe Price

   International generally seeks to select those it believes to be actively and effectively trading the security being purchased or sold. In selecting broker-dealers to execute the fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing brokers and dealers, their expertise in particular markets, and brokerage and research services provided by them. It is not the policy of T. Rowe Price International to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

   Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated. Traditionally, commission rates have generally not been negotiated on stock markets outside the United States. However, an increasing number of overseas stock markets have adopted a system of negotiated rates, although a number of markets continue to be subject to an established schedule of minimum commission rates. It is expected that equity securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if such market is deemed the primary market. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup. In underwritten offerings, the price includes a disclosed, fixed commission or discount.

   Fixed-Income Securities
   For fixed-income securities, it is expected that purchases and sales will ordinarily be transacted with the issuer, the issuer's underwriter, or with a primary market-maker acting as principal on a net basis, with no brokerage commission being paid by the fund. However, the price of the securities generally includes compensation which is not disclosed separately. Transactions placed through dealers who are serving as primary market-makers reflect the spread between the bid and asked prices.

   With respect to equity and fixed-income securities, T. Rowe Price International may effect principal transactions on behalf of the fund with a broker or dealer who furnishes brokerage and/or research services benefitting such clients, designate any such broker or dealer to receive selling concessions, discounts, or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in underwritings. T. Rowe Price International may receive research services in connection with brokerage transactions, including designations in fixed price offerings.

   T. Rowe Price International may cause a fund to pay a broker-dealer who furnishes brokerage and/or research services a commission for executing a transaction that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined that such commission is reasonable in relation to the value of the brokerage and/or research services which have been provided. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through broker-dealers.


 How Evaluations Are Made of the Overall Reasonableness of Brokerage Commissions
                                      Paid

   On a continuing basis, T. Rowe Price International seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the fund. In evaluating the reasonableness of commission rates, T. Rowe Price International considers: (a) historical commission rates; (b) rates which other institutional investors are paying, based on available public information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.


       Descriptions of Research Services Received From Brokers and Dealers

   T. Rowe Price International receives a wide range of research services from brokers and dealers covering investment opportunities throughout the world, including information on the economies, industries, groups of securities, individual companies, statistics, political developments, technical market action, pricing and appraisal services, and performance analyses of all the countries in which a fund's portfolio is likely to be invested. Research services are received primarily in the form of written reports, E-Mails, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. T. Rowe Price International cannot readily determine the extent to which commissions charged by brokers reflect the value of their research services, but brokers occasionally suggest a level of business they would like to receive in return for the brokerage and research services they provide. To the extent that research services of value are provided by brokers, T. Rowe Price International is relieved of expenses which it might otherwise bear. In some cases, research services are generated by third parties but are provided to T. Rowe Price International by or through brokers.

              Commissions to Brokers Who Furnish Research Services

   Certain brokers-dealers that provide quality execution services also furnish research services to T. Rowe Price International. T. Rowe Price International has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934, which permits an investment adviser to cause its clients to pay a broker which furnishes brokerage or research services a higher commission than that which might be charged by another broker which does not furnish brokerage or research services, or which furnishes brokerage or research services deemed to be of lesser value, if such commission is deemed reasonable in relation to the brokerage and research services provided by the broker, viewed in terms of either that particular transaction or the overall responsibilities of the adviser with respect to the accounts as to which it exercises investment discretion. Accordingly, T. Rowe Price International may assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker. T. Rowe Price International may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings for non-ERISA accounts. Research is used overall to benefit such accounts which purchase in the offerings.


                                  Miscellaneous

   Research services furnished by brokers through which T. Rowe Price International effects securities transactions may be used in servicing all accounts managed by T. Rowe Price International. Conversely, research services received from brokers which execute transactions for a particular fund will not necessarily be used by T. Rowe Price International exclusively in connection with the management of that fund.

   Some of T. Rowe Price International's other clients have investment objectives and programs similar to those of the fund. T. Rowe Price International may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is T. Rowe Price International's policy not to favor one client over another in making recommendations or in placing orders. T. Rowe Price International may follow the practice of grouping orders of various clients for execution, which generally results in lower commission rates being attained. Clients should be aware, however, that the grouping of their orders with other clients may sometimes result in a more favorable price and at other times may result in a less favorable price than if the client orders had not been grouped. In certain cases, where the aggregate order is executed in a series of transactions at various prices on a given day, each participating client's proportionate share of such order reflects the average price paid or received with respect to the total order. T. Rowe Price International has established a general investment policy that it will ordinarily not make additional purchases of a common stock of a company for its clients (including the T. Rowe Price funds) if, as a result of such purchases, 10% or more of the outstanding common stock of such company would be held by its clients in the aggregate.

   The fund does not allocate business to any broker-dealer on the basis of its sales of the fund's shares. However, this does not mean that broker-dealers who purchase fund shares for their clients will not receive business from the fund.

   The following tables present information on brokers previously affiliated with the fund. The affiliation ended on August 8, 2000, when T. Rowe Price International became a wholly owned subsidiary of T. Rowe Price Associates, Inc.

   The following brokerage commission amounts were paid to JFS during the years indicated:

                                   2001                                            2000                 1999
                                   ----                                            ----                 ----
                                    --                                           $14,304               $6,167


   The following brokerage commission amounts were paid to RF&Co during the years indicated:

      2001               2000                 1999
      ----               ----                 ----
       --               $8,684              $11,247

   The following brokerage commission amounts were paid to Ord Minnett during the years indicated:

       2001                2000                 1999
       ----                ----                 ----
        --                 $894                  --



                                      Other

   For the fiscal years ended December 31, 2001, 2000, and 1999, the total brokerage commissions paid by the fund, including the discounts received by securities dealers in connection with underwritings, were $656,000, $1,253,000, and $447,000, respectively. Of these commissions, approximately 78.2%, 98.1%, and 96.1%, respectively, were paid to firms which provided research, statistical, or other services to T. Rowe Price International in connection with the management of the fund or, in some cases, to the fund.

   The portfolio turnover rates for the fiscal years ending December 31, 2001, 2000, and 1999, were 27.7%, 41.7%, and 25.4%, respectively.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   Equity securities are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

   Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued using prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

   For the purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

   Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

   Trading in the portfolio securities of the fund may take place in various foreign markets on certain days (such as Saturday) when the fund is not open for business and does not calculate its net asset value. In addition, trading in a fund's portfolio securities may not occur on days when the fund is open.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless the separate account elects otherwise, the fund's annual capital gain distribution will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code and also intends to diversify its assets in accordance with regulations under Code Section 817(h).

   Dividends and distributions paid by the fund are not eligible for the dividends-received deduction for corporate shareholders, if as expected, none of the fund's income consists of dividends paid by United States corporations. Long-term capital gain distributions paid from the fund are never eligible for this deduction. For tax purposes, the fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains as of December 31 to avoid federal income tax. In certain circumstances, the fund may not be required to comply with the excise tax distribution requirements. It does not make any difference whether dividends and capital gain distributions are paid in cash or additional shares.

   At the time a shareholder acquires fund shares, the fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund, which may be subsequently distributed as either dividends or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute such gains.

   Income received by the fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50% of the value of the fund's total assets at the close of its taxable year comprise securities issued by foreign corporations or governments, the fund may file an election with the Internal Revenue Service to "pass through" to the fund's shareholders the amount of any foreign income taxes paid by the fund. Pursuant to this election, shareholders will be required to: (1) include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the fund; (2) treat their pro rata share of foreign taxes as paid by them; and (3) either deduct their pro rata share of foreign taxes in computing their taxable income, or use it as a foreign tax credit against U.S. income taxes (but not both). No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

   The fund intends to meet the requirements of the Code which permit it to elect to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that a fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the fund, if the fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (1) the foreign taxes paid, and (2) the fund's gross income from foreign sources. Of course, shareholders who are not liable for federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income without a deduction for dividends or other distributions to shareholders; (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and the fund may qualify for the 70% deduction for dividends received by corporations; (3) foreign tax credits would not "pass through" to shareholders; and (4) the separate accounts investing in the fund may fail to satisfy the requirements of Code Section 817(h) which in turn could adversely affect the status of life insurance and annuity contracts with premiums invested in the affected separate accounts.


                        Foreign Currency Gains and Losses

   Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the ordinary income dividend paid by the fund will be increased. If the result is a loss, the income dividend paid by the fund will be decreased, or to the extent such dividend has already been paid, it may be classified as a return of capital. Adjustments to reflect these gains and losses will be made at the end of the fund's taxable year.


                      Passive Foreign Investment Companies

   The fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies for U.S. tax purposes. Such foreign investment funds or trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the fund's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such foreign investment funds or trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long the fund held its investment. In addition, the fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

   To avoid such tax and interest, the fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains and losses will be treated as ordinary income. The fund will be required to distribute any resulting income even though it has not sold the security and received cash to pay such distributions.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                            Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

                Performance of International Stock Portfolio
                           Periods ended 12/31/01
                               1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
                               -----    ------  -------   -------    ---------
---------------------------------------------------------Inception     Date
                                                         ---------     ----
                                                         ----------------------
Cumulative Performance
Percentage Change              -22.21%  1.77%      --     32.11%     03/31/94
Average Annual Compound Rates  -22.21   0.35       --      3.66      03/31/94
of Return
-------------------------------------------------------------------------------




                         Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.


                               Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                           Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                               Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                     Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   The various insurance companies own the outstanding shares of the fund in their separate accounts. These separate accounts are registered as investment companies under the 1940 Act or are excluded from registration. Each insurance company, as the Shareholder, is entitled to one vote for each full share held (and fractional votes for fractional shares held). Under the current laws, the insurance companies must vote the shares held in registered separate accounts in accordance with voting instructions received from variable contract holders or participants. Fund shares for which contract holders or participants are entitled to give voting instructions, but as to which no voting instructions are received, and shares owned by the insurance companies or affiliated companies in the separate accounts, will be voted in proportion to the shares for which voting instructions have been received.

   There will normally be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.

 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

   The financial statements of the fund listed below for the period ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report for the period ended December 31, 2001. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the period ended December 31, 2001, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the report):

                        ANNUAL REPORT REFERENCES:
                                                        INTERNATIONAL
                                                        STOCK PORTFOLIO
                                                        ---------------
Financial Highlights, December 31, 2001                         5
Portfolio of Investments, December 31, 2001                    6-9
Statement of Assets and Liabilities, December 31, 2001         10
Statement of Operations, year ended December 31, 2001          11
Statement of Changes in Net Assets, years ended
December 31, 2001 and December 31, 2000                        12
Notes to Financial Statements, December 31, 2001              13-14
Report of Independent Accountants                              15